Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Segment Reporting Information [Line Items]
Revenues	$ 181,342	$ 143,068	$ 169,420
Unadjusted gross profit	79,022	57,018	68,284
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	574	681	3,606
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	72,061	51,029	64,210
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	167,819	130,758	160,981
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	6,961	5,989	4,074
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	574	681	3,606
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 13,523	$ 12,310	$ 8,439